Subsequent Event Private Placement (Details Narrative) - Subsequent Event [Member] - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 16, 2018	Dec. 31, 2017
Material agreement, description

(a) the Subscriber will have the right to nominate one director for election to the board of directors of the Company (subject to maintaining any equity ownership of at least 10% in the Company); (b) the Subscriber will be entitled to participate in future equity or convertible security offerings of the Company in order to maintain its pro rata equity interest in the Company (subject to maintaining any equity ownership of at least 10% in the Company); (c) the Subscriber will be entitled to a similar equity offering participation right in connection with certain new entities that may be created by the Company to expand the application of its proprietary technologies; and (d) the Subscriber has agreed to a 18 month standstill from the closing date of the second tranche of the Private Placement and a 12 month restriction on dispositions of 75% of the securities acquired in the Private Placement.

Private Placement [Member] | Second Tranche [Member]
Common units, issued		5,538,203
Proceeds from issuance of units		$ 5,117,300
Private Placement [Member] | Three-Tranche [Member]
Common units, issued	10,905,212
Common units, price per unit	$ 0.924
Description of sale of stock

Each Unit consists of one Common Share and one-third of one Warrant. Each Warrant entitles the holder to acquire one Warrant Share at an exercise price of $1.20 for twelve (12) months from closing of the first tranche of the Private Placement.

Proceeds from issuance of units	$ 10,076,416
Private Placement [Member] | First Tranche [Member]
Common units, issued	4,665,043
Proceeds from issuance of units	$ 4,310,500
Private Placement [Member] | Third Tranche [Member]
Common units, issued		701,965
Proceeds from issuance of units		$ 648,616